MINING EXPLORATION AGREEMENT (Tables) - Key Mining Corp [Member]	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ANNUAL LEASE PAYMENTS

Date Due	Amount
Initial payment August 20, 2021 (paid August 20, 2021)	$75,000
August 30, 2022 (paid August 30, 2022)	125,000
August 30, 2023 (paid August 25, 2023)	175,000
August 30, 2024	500,000
August 30, 2025	1,000,000
August 30, 2026	2,000,000
August 30, 2027	6,125,000
Total	$10,000,000

SCHEDULE OF MINIMUM EXPLORATION EXPENDITURES

Date Due	Amount
From Aug 30, 2021 to Aug 30, 2022	325,281
From Aug 31, 2022 to July 31, 2024	2,174,719
From January 1, 2024 to December 31, 2024	3,000,000
From January 1, 2025 to December 31, 2025	4,000,000
From January 1, 2026 to December 31, 2026	5,000,000
From January 1, 2027 to December 31, 2027	5,500,000
Total	$20,000,000